Condensed Consolidated Interim Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common stock Previously Reported [Member]	Common stock		Additional paid-in capital Previously Reported [Member]	Additional paid-in capital	Accumulated deficit Previously Reported [Member]	Accumulated deficit	Previously Reported [Member]	Total
Balance at Dec. 31, 2021		$ 130			$ 2,666		$ (2,668)		$ 128
Balance (in Shares) at Dec. 31, 2021		12,970,540
Issuance of common stock and warrants		$ 8			885				893
Issuance of common stock and warrants (in Shares)		831,000
Issuance of common stock in exchange for services		$ 19			2,424				2,443
Issuance of common stock in exchange for services (in Shares)		1,822,500
Net loss							(3,358)		(3,358)
Balance at Dec. 31, 2022		$ 157			5,975		(6,026)		$ 106
Balance (in Shares) at Dec. 31, 2022		15,624,040							15,624,040
Issuance of common stock and warrants		$ 3			146				$ 149
Issuance of common stock and warrants (in Shares)		378,750
Net loss							(264)		(264)
Balance at Mar. 31, 2023		$ 160			6,121		(6,290)		(9)
Balance (in Shares) at Mar. 31, 2023		16,002,790
Balance at Dec. 31, 2022		$ 157			5,975		(6,026)		$ 106
Balance (in Shares) at Dec. 31, 2022		15,624,040							15,624,040
Net loss									$ (681)
Balance at Jun. 30, 2023		$ 164			6,482		(6,707)		(61)
Balance (in Shares) at Jun. 30, 2023		16,368,168
Balance at Dec. 31, 2022		$ 157			5,975		(6,026)		$ 106
Balance (in Shares) at Dec. 31, 2022		15,624,040							15,624,040
Issuance of common stock and warrants		$ 26			1,219				$ 1,245
Issuance of common stock and warrants (in Shares)		2,677,878
Issuance of common stock in exchange for services		$ 2			198				200
Issuance of common stock in exchange for services (in Shares)		201,000
Net loss							(1,284)		(1,284)
Balance at Dec. 31, 2023	$ 185	$ 185		$ 7,392	7,392	$ (7,310)	(7,310)	$ 267	$ (267)
Balance (in Shares) at Dec. 31, 2023	18,502,918	18,502,918							18,502,918
Balance at Mar. 31, 2023		$ 160			6,121		(6,290)		$ (9)
Balance (in Shares) at Mar. 31, 2023		16,002,790
Issuance of common stock and warrants		$ 2			163				165
Issuance of common stock and warrants (in Shares)		164,378
Issuance of common stock in exchange for services		$ 2			198				200
Issuance of common stock in exchange for services (in Shares)		201,000
Net loss							(417)		(417)
Balance at Jun. 30, 2023		$ 164			6,482		(6,707)		(61)
Balance (in Shares) at Jun. 30, 2023		16,368,168
Balance at Dec. 31, 2023	$ 185	$ 185		7,392	7,392	(7,310)	(7,310)	267	$ (267)
Balance (in Shares) at Dec. 31, 2023	18,502,918	18,502,918							18,502,918
Issuance of common stock and warrants	$ 2			178				180
Issuance of common stock and warrants (in Shares)	158,500
Net loss						(550)		(550)
Balance at Mar. 31, 2024	$ 187			7,570		(7,860)		(103)
Balance (in Shares) at Mar. 31, 2024	18,661,418
Balance at Dec. 31, 2023	$ 185	$ 185		7,392	7,392	(7,310)	(7,310)	267	$ (267)
Balance (in Shares) at Dec. 31, 2023	18,502,918	18,502,918							18,502,918
Net loss									$ (798)
Balance at Jun. 30, 2024		$ 187			7,631		(8,108)	(290)	$ (290)
Balance (in Shares) at Jun. 30, 2024		18,701,418							18,701,418
Balance at Mar. 31, 2024	$ 187			$ 7,570		$ (7,860)		(103)
Balance (in Shares) at Mar. 31, 2024	18,661,418
Issuance of common stock in exchange for services			[1]		61				$ 61
Issuance of common stock in exchange for services (in Shares)		40,000
Net loss							(248)		(248)
Balance at Jun. 30, 2024		$ 187			$ 7,631		$ (8,108)	$ (290)	$ (290)
Balance (in Shares) at Jun. 30, 2024		18,701,418							18,701,418

[1]	Less than 1 thousand.